Loans From Investors	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Loans from Investors [Abstract]
Loans from investors

Note 12. Loans from investors

The following is a summary of investor loan activity as of June 30, 2024, and December 31, 2023:

As of January 1, 2023	5,249
Additions	7,407
Amortization	(320)
Interest accrual	1,564
As of December 31, 2023	13,901
Additions	2,500
Interest accrual	1,533
As of June 30, 2024	17,934

Note 14. Loans from investors

As of December 31, 2023, the Company had entered into twelve loan agreements with third party investors. In 2022, the Company entered into four loan agreements with third party investors (“Investor Loans”) in the amount of R$4,750, maturing in 16 months from the date of issuance, with interest accruing at a rate of CDI plus 10% per annum. In 2023, the Company entered into eight additional loan agreements with seven separate third party investors in the amount totaling R$7,407. The loans are subject to Selic interest plus 10% per year and a 2% penalty on the value of the agreement if the loan payments become overdue. No payments have been issued on the loans from investors as of December 31, 2023, and 2022. The following is a summary of investor loan activity for the year ended December 31, 2023, and 2022:

As of January 1, 2022	-
Transfer from loans and financing	320
Additions	4,750
Interest accrual	179
As of December 31, 2022	5,249
Additions	7,407
Amortization	(320)
Interest accrual	1,564
As of December 31, 2023	13,901

Loan premium

In connection with the Investor Loan agreements and Schurmann’s R$3,200 loan as of December 31, 2022, the lenders are also entitled to a premium in the equivalent of 15% of the principal loan amount, which will be settled in Nvni Group Limited ordinary shares. The Loan Premium is calculated as the fair value of 15% of the principal loan amount based on the probability of the SPAC occurring at certain dates. As of December 31, 2022, the balance of the Loan Premium was R$200 and was recorded within loans from investors in current liabilities. As of December 31, 2023, the loan premium was converted to share capital upon commencement of the Merger.